Asset Held for Sale - Schedule of Assets and Liabilities Reclassified as Held for Sale (Details) - Assets Held for Sale [Member]	Mar. 31, 2026 USD ($)
Assets Held for Sale
Cash and cash equivalents	$ 28,329
Other receivables	7,443
Other current assets	450,616
Lease receivables	116,936
Property, plant and equipment, net	12,169,182
Right of use assets	4,495,222
Other non-current assets	61,566
Total assets held for sale	17,861,176
Liabilities held for sale
Current liabilities	3,476,917
Noncurrent liabilities	4,616,768
Total liabilities held for sale	8,093,685
Related Party [Member]
Assets Held for Sale
Amount due from related party	$ 531,882